Average Annual Total Returns - Nationwide Amundi Global High Yield Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares Since Fund Inception	Class A Shares Fund Inception Date	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares Since Fund Inception	Class C Shares Fund Inception Date	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares Since Fund Inception	Class R6 Shares Fund Inception Date	Class R6 Shares After Taxes on Distributions 1 Year	Class R6 Shares After Taxes on Distributions 5 Years	Class R6 Shares After Taxes on Distributions Since Fund Inception	Class R6 Shares After Taxes on Distributions Fund Inception Date	Class R6 Shares After Taxes on Distributions and Sales of Shares 1 Year	Class R6 Shares After Taxes on Distributions and Sales of Shares 5 Years	Class R6 Shares After Taxes on Distributions and Sales of Shares Since Fund Inception	Class R6 Shares After Taxes on Distributions and Sales of Shares Fund Inception Date	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares Since Fund Inception	Institutional Service Class Shares Fund Inception Date	ICE BofA Merrill Lynch Global High Yield Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	ICE BofA Merrill Lynch Global High Yield Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	ICE BofA Merrill Lynch Global High Yield Index (The Index does not pay sales charges, fees, expenses or taxes.) Since Fund Inception	ICE BofA Merrill Lynch Global High Yield Index (The Index does not pay sales charges, fees, expenses or taxes.) Fund Inception Date	ICE BofA Merrill Lynch Global High Yield Index (USD Hedged) (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	ICE BofA Merrill Lynch Global High Yield Index (USD Hedged) (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	ICE BofA Merrill Lynch Global High Yield Index (USD Hedged) (The Index does not pay sales charges, fees, expenses or taxes.) Since Fund Inception	ICE BofA Merrill Lynch Global High Yield Index (USD Hedged) (The Index does not pay sales charges, fees, expenses or taxes.) Fund Inception Date
Total	(0.97%)	7.13%	6.00%	Nov. 02, 2015	(0.41%)	6.81%	5.66%	Nov. 02, 2015	1.60%	7.90%	6.76%	Nov. 02, 2015	(0.72%)	4.66%	3.57%	Nov. 02, 2015	0.90%	4.69%	3.80%	Nov. 02, 2015	1.60%	7.85%	6.69%	Nov. 02, 2015	8.03%	8.48%	7.28%		6.61%	8.50%	7.41%